RETIREMENT BENEFIT PLANS - Summary of Principal Actuarial Assumptions Used for Defined Benefit Schemes (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 01, 2015
Disclosure of net defined benefit liability (asset) [abstract]
Discount rate for scheme liabilities	5.50%	4.60%	4.90%
General price inflation	3.10%	3.00%	3.10%
General salary increase	1.00%	1.00%	1.00%
Expected rate of pension increase	3.00%	3.00%	3.00%	1.00%
Longevity at 60 for current pensioners, on the valuation date:
Males	26 years 10 months 24 days	27 years	27 years 4 months 24 days
Females	29 years 9 months 18 days	29 years 9 months 18 days	30 years 1 month 6 days
Longevity at 60 for future pensioners currently aged 40, on the valuation date:
Males	28 years 6 months	28 years 7 months 6 days	28 years 10 months 24 days
Females	31 years 3 months 18 days	31 years 3 months 18 days	31 years 7 months 6 days